Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Schedule of Compensation to Individuals Employed by Company
Compensation to key management personnel and interested parties that are employed by the Company:

	Year ended December 31
	2020		2019		2018
	Number of		Number of		Number of
	People	Amount	People	Amount	People (*)	Amount
		€ thousands		€ thousands		€ thousands
Short-term employee
Benefits	3	880	3	689	2	371
Post-employment
Benefits	2	62	2	56	2	48
Share-based payments	1	-	1	29	2	-

* Including retired employees that were not employed throughout the entire year.

Schedule of Compensation to Individuals not Employed by Company
Compensation to key management personnel (including directors but excluding compensation paid under the Management Agreement) that are not employed by the Company:

	Year ended December 31
	2020		2019		2018
	Number of		Number of		Number of
	people	Amount	people	Amount	People (*)	Amount
		€ thousands		€ thousands		€ thousands
Total compensation to
directors not employed
by the Company	3	63	3	72	3	49
share-based payments	3	34	3	9	3	5

Schedule of Debts and Loans to Related and Interested Parties
Debts and loans to related and interested parties

	The terms of the loan		Balance as at December 31		Interest income recognized instatement of
	Interest	Linkage			income for the year endedDecember 31
	rate	base	2020	2019	2020	2019	2018
	%		€ thousands
Dori Energy	8.1 (*)	NIS+CPI	8,745	10,595	620	814	1,130

(*)  See Note 6A